THE FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT

issued by

Security Life of Denver Insurance Company

and its

Security Life Separate Account S-A1

Supplement Dated December 2, 2010

This supplement updates and amends certain information contained in your prospectus dated October 1, 2004, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING THE
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

Effective after the close of business on or about January 21, 2011, the ING Marsico International Opportunities Portfolio will be renamed ING T. Rowe Price International Stock Portfolio and T. Rowe Price Associates, Inc. will replace Marsico Capital Management, LLC as subadviser. Accordingly, effective on or about January 21, 2011, all references in the product prospectus to ING Marsico International Opportunities Portfolio are to be replaced with ING T. Rowe Price International Stock Portfolio and information about the ING Marsico International Opportunities Portfolio in Appendix B of the prospectus is to be deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING T. Rowe Price International Stock Portfolio (Class I) (formerly ING Marsico International Opportunities Portfolio)	Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center

P.O. Box 5065

Minot, ND 58702-5065

1-877-253-5050

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

FDMVA-10	Page 1 of 1	December 2010